UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended December 31, 2010


Institutional Investment Manager Filing this Report:


Merrill Lynch Portfolio Managers Ltd
2 KING EDWARD STREET
LONDON, UNITED KINGDOM EC1A IHQ


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Didovic
Title: Director
Phone: 212-670-0546

/s/ Micheal Didovic
________________________
/s/ Micheal Didovic
New York, NY
April 29, 2011

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-00158               Bank of America Corporation

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